Expense Example - Class A C and R6 Shares - Federated Hermes International Developed Equity Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	927	1,693	2,475	4,501	573	1,422	2,377	4,787	365	1,109	1,874	3,880